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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09347

Columbia Funds Master Investment Trust, LLC
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2010

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
November 30, 2010 (Unaudited)	Columbia International Value Master Portfolio

	Shares	Value ($)*
Common Stocks — 98.1%
CONSUMER DISCRETIONARY — 9.4%
Automobiles — 2.8%
Nissan Motor Co., Ltd.	1,330,900	12,485,096
Renault SA (a)	125,200	6,560,319
Toyota Motor Corp.	773,400	29,978,803
Automobiles Total		49,024,218
Household Durables — 1.8%
Sony Corp.	897,900	31,859,757
Household Durables Total		31,859,757
Media — 1.6%
ITV PLC (a)	27,185,276	28,157,289
Media Total		28,157,289
Multiline Retail — 1.6%
Marks & Spencer Group PLC, ADR	2,485,740	28,847,759
Multiline Retail Total		28,847,759
Specialty Retail — 1.6%
Kingfisher PLC	7,819,700	28,558,524
Specialty Retail Total		28,558,524
CONSUMER DISCRETIONARY TOTAL		166,447,547
CONSUMER STAPLES — 11.6%
Food & Staples Retailing — 8.5%
Carrefour SA	891,160	40,304,286
J Sainsbury PLC	4,965,329	27,456,566
Koninklijke Ahold NV	2,496,732	30,162,344
Seven & I Holdings Co., Ltd.	1,041,300	25,446,330
Wm. Morrison Supermarkets PLC	6,214,365	26,283,243
Food & Staples Retailing Total		149,652,769
Food Products — 1.5%
Unilever NV	904,049	25,487,612
Food Products Total		25,487,612
Tobacco — 1.6%
Japan Tobacco, Inc.	8,359	28,315,108
Tobacco Total		28,315,108
CONSUMER STAPLES TOTAL		203,455,489
ENERGY — 5.8%
Oil, Gas & Consumable Fuels — 5.8%
BP PLC	3,064,170	20,371,890
ENI SpA	2,114,387	42,512,889
Petroleo Brasileiro SA, ADR	170,243	4,984,715

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Total SA	702,481	33,997,353
Oil, Gas & Consumable Fuels Total		101,866,847
ENERGY TOTAL		101,866,847
FINANCIALS — 18.3%
Capital Markets — 1.4%
Deutsche Bank AG, Registered Shares	198,375	9,426,464
UBS AG, Registered Shares (a)	975,930	14,600,034
Capital Markets Total		24,026,498
Commercial Banks — 8.8%
Barclays PLC	4,818,407	19,361,654
Chuo Mitsui Trust Holdings, Inc.	1,436,000	5,062,054
Credit Agricole SA	683,932	8,370,015
HSBC Holdings PLC	983,039	9,903,269
Intesa Sanpaolo SpA	8,435,186	21,928,707
Mitsubishi UFJ Financial Group, Inc.	4,958,431	23,463,642
Mizuho Financial Group, Inc.	11,539,600	18,185,492
Natixis (a)	2,968,546	13,061,928
San-In Godo Bank Ltd.	233,000	1,539,672
Sumitomo Mitsui Financial Group, Inc.	781,042	23,976,811
UniCredit SpA	3,651,500	7,059,539
Yamaguchi Financial Group, Inc.	425,000	3,788,613
Commercial Banks Total		155,701,396
Insurance — 8.1%
Aegon NV (a)	5,311,757	29,157,160
MS & AD Insurance Group Holdings	1,373,000	31,485,185
NKSJ Holdings, Inc. (a)	2,857,000	19,118,958
Swiss Reinsurance Co., Ltd., Registered Shares	740,500	34,176,958
Tokio Marine Holdings, Inc.	1,021,900	28,845,408
Insurance Total		142,783,669
FINANCIALS TOTAL		322,511,563
HEALTH CARE — 12.1%
Pharmaceuticals — 12.1%
Astellas Pharma, Inc.	635,900	22,796,228
AstraZeneca PLC	611,885	28,498,794
Daiichi Sankyo Co., Ltd.	852,600	18,392,323
GlaxoSmithKline PLC	1,878,148	35,566,760
Ono Pharmaceutical Co., Ltd.	730,800	32,280,513
Sanofi-Aventis SA	697,686	42,155,007
Taisho Pharmaceutical Co., Ltd.	382,000	7,939,238

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Takeda Pharmaceutical Co., Ltd.	565,400	26,281,496
Pharmaceuticals Total		213,910,359
HEALTH CARE TOTAL		213,910,359
INDUSTRIALS — 1.1%
Commercial Services & Supplies — 1.1%
Dai Nippon Printing Co., Ltd.	1,555,000	19,585,525
Commercial Services & Supplies Total		19,585,525
INDUSTRIALS TOTAL		19,585,525
INFORMATION TECHNOLOGY — 14.3%
Communications Equipment — 4.1%
Alcatel-Lucent (a)	9,071,300	24,683,733
Nokia Oyj	2,463,665	22,790,700
Telefonaktiebolaget LM Ericsson, Class B	2,383,768	24,574,570
Communications Equipment Total		72,049,003
Computers & Peripherals — 0.6%
NEC Corp.	3,879,000	10,707,652
Computers & Peripherals Total		10,707,652
Electronic Equipment, Instruments & Components — 3.8%
FUJIFILM Holdings Corp.	890,505	29,833,170
TDK Corp.	185,000	11,916,282
Tyco Electronics Ltd.	861,543	26,208,138
Electronic Equipment, Instruments & Components Total		67,957,590
Office Electronics — 2.3%
Canon, Inc.	855,200	40,231,158
Office Electronics Total		40,231,158
Semiconductors & Semiconductor Equipment — 3.5%
Rohm Co., Ltd.	551,500	33,231,646
STMicroelectronics NV	3,166,900	28,368,396
Semiconductors & Semiconductor Equipment Total		61,600,042
INFORMATION TECHNOLOGY TOTAL		252,545,445
MATERIALS — 2.2%
Chemicals — 0.7%
Akzo Nobel NV	227,600	12,217,662
Chemicals Total		12,217,662
Construction Materials — 1.5%
Cemex SAB de CV, ADR (a)	2,572,781	23,257,940

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Italcementi SpA, Savings Shares	890,500	3,488,542
Construction Materials Total		26,746,482
MATERIALS TOTAL		38,964,144
TELECOMMUNICATION SERVICES — 20.5%
Diversified Telecommunication Services — 17.3%
Brasil Telecom SA, ADR (Ordinary) (a)	199,977	1,645,811
Brasil Telecom SA, ADR (Preference) (a)	352,511	7,240,576
Deutsche Telekom AG, Registered Shares	3,845,600	49,263,755
France Telecom SA	1,838,170	37,198,141
Nippon Telegraph & Telephone Corp.	942,500	42,644,361
Portugal Telecom SGPS SA, ADR	2,177,276	27,803,815
Swisscom AG, ADR	688,200	28,240,562
Tele Norte Leste Participacoes SA, ADR	691,100	9,737,599
Telecom Corp. of New Zealand Ltd., ADR	1,486,604	11,996,894
Telecom Italia SpA	16,491,810	20,297,197
Telecom Italia SpA, Savings Shares	32,972,210	34,485,090
Telefonica SA, ADR	232,481	14,878,784
Telefonos de Mexico SA de CV, ADR, Class L	1,158,962	18,543,392
Diversified Telecommunication Services Total		303,975,977
Wireless Telecommunication Services — 3.2%
SK Telecom Co., Ltd.	160,077	23,584,224
SK Telecom Co., Ltd., ADR	617,639	11,105,149
Tim Participacoes SA, ADR	127,738	4,108,054
Vivo Participacoes SA, ADR	228,230	6,589,000
Vodafone Group PLC	4,677,390	11,688,430
Wireless Telecommunication Services Total		57,074,857
TELECOMMUNICATION SERVICES TOTAL		361,050,834
UTILITIES — 2.8%
Electric Utilities — 2.8%
Centrais Electricas Brasileiras SA, ADR	2,512,340	33,615,109
Korea Electric Power Corp., ADR (a)	1,294,050	15,412,136
Electric Utilities Total		49,027,245
UTILITIES TOTAL		49,027,245

Total Common Stocks (cost of $2,119,304,000)		1,729,364,998

	Par ($)	Value ($)
Short-Term Obligation — 0.7%
Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/10, due 12/01/10 at 0.150%, collateralized by a U.S. Government Agency obligation maturing 11/17/14, market value $12,065,088 (repurchase proceeds $11,827,049)	11,827,000	11,827,000

Total Short-Term Obligation (cost of $11,827,000)		11,827,000

Total Investments — 98.8% (cost of $2,131,131,000)(b)(c)		1,741,191,998

Other Assets & Liabilities, Net — 1.2%		21,050,517

Net Assets — 100.0%		1,762,242,515

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Master Portfolio’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Master Portfolio’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Master Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Master Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$—	$166,447,547	$—	$166,447,547
Consumer Staples	—	203,455,489	—	203,455,489
Energy	4,984,715	96,882,132	—	101,866,847
Financials	—	322,511,563	—	322,511,563
Health Care	—	213,910,359	—	213,910,359
Industrials	—	19,585,525	—	19,585,525
Information Technology	26,208,138	226,337,307	—	252,545,445
Materials	23,257,940	15,706,204	—	38,964,144
Telecommunication Services	113,649,074	247,401,760	—	361,050,834
Utilities	49,027,245	—	—	49,027,245
Total Common Stocks	217,127,112	1,512,237,886	—	1,729,364,998
Total Short-Term Obligation	—	11,827,000	—	11,827,000
Total Investments	$217,127,112	$1,524,064,886	$—	$1,741,191,998

The Master Portfolio’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $2,131,131,000.
(c)	Unrealized appreciation and depreciation at November 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$164,920,113	$(554,859,115)	$(389,939,002)

Acronym	Name

ADR	American Depositary Receipt

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Master Investment Trust LLC

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President

Date	January 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President

Date	January 21, 2011

By (Signature and Title)	/s/Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	January 21, 2011